Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deposits at central banks	$ 8,640,241	$ 4,781,039
Reverse repurchase agreement	3,611,526	2,291,807
Bank balances	2,098,976	1,943,399
Short-term investments	652,900	169,488
Other cash and cash equivalents		9
Total	$ 15,003,643	$ 9,185,742	$ 5,923,440	$ 4,172,316